Financial Instruments and Related Disclosures - Summary of Effectiveness of Hedging Relationships and Amounts Reclassified from Hedging Reserve to Profit or Loss (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Pre-hedging of long-term interest rates [member] | More than Five Years Not Later Than Ten Years [Member]
Disclosure of detailed information about hedged items [line items]
Hedging gains/(losses) recognised in reserves		£ 4
Amount of hedge ineffectiveness recognised in profit or loss		0
Hedged future cash flows no longer expected to occur		0
Due to hedged item affecting profit or loss		0
Pre-hedging of long-term interest rates [member] | More than Ten Years Not Later Than Thirty Years [Member]
Disclosure of detailed information about hedged items [line items]
Hedging gains/(losses) recognised in reserves		3
Amount of hedge ineffectiveness recognised in profit or loss		0
Hedged future cash flows no longer expected to occur		0
Due to hedged item affecting profit or loss		0
Pre-hedging of long-term interest rates [member] | More Than Thirty Years [Member]
Disclosure of detailed information about hedged items [line items]
Hedging gains/(losses) recognised in reserves		4
Amount of hedge ineffectiveness recognised in profit or loss		0
Hedged future cash flows no longer expected to occur		0
Due to hedged item affecting profit or loss		0
Pre-hedging of long-term interest rates [member] | Matured in the past period [Member]
Disclosure of detailed information about hedged items [line items]
Hedging gains/(losses) recognised in reserves	£ (23)	0
Amount of hedge ineffectiveness recognised in profit or loss	£ 0	£ 0
Line item in profit or loss in which hedge ineffectiveness is included	Finance income or expense	Finance income or expense
Hedged future cash flows no longer expected to occur	£ 0	£ 0
Due to hedged item affecting profit or loss	£ 3	£ 2
Line item in profit or loss in which reclassification adjustment is included	Finance income or expense	Finance income or expense
Cash Flow Hedges [member] | Variability in cash flows from a highly probable forecast transaction [member]
Disclosure of detailed information about hedged items [line items]
Hedging gains/(losses) recognised in reserves	£ (5)	£ 7
Amount of hedge ineffectiveness recognised in profit or loss	£ 0	£ 0
Line item in profit or loss in which hedge ineffectiveness is included	Finance income or expense	Other operating income/ (expense)
Hedged future cash flows no longer expected to occur	£ 0	£ 0
Due to hedged item affecting profit or loss	0	£ (7)
Line item in profit or loss in which reclassification adjustment is included		Other operating income/ (expense)
Due to hedged item affecting balance sheet	£ 8	£ 0
Line item in balance sheet in which reclassification adjustment is included	Intangible assets
Cash Flow Hedges [member] | Variability in cash flows from foreign exchange exposure arising on Euro denominated coupon payments relating to debt issued [member]
Disclosure of detailed information about hedged items [line items]
Hedging gains/(losses) recognised in reserves	£ 4	(1)
Amount of hedge ineffectiveness recognised in profit or loss	£ 0	£ 0
Line item in profit or loss in which hedge ineffectiveness is included	Finance income or expense	Finance income or expense
Hedged future cash flows no longer expected to occur	£ 0	£ 0
Due to hedged item affecting profit or loss	£ (2)	£ 0
Line item in profit or loss in which reclassification adjustment is included	Financeincome or expense	Finance income or expense
Due to hedged item affecting balance sheet	£ 0	£ 0
Cash Flow Hedges [member] | Variability in cash flows [member]
Disclosure of detailed information about hedged items [line items]
Hedging gains/(losses) recognised in reserves		(11)
Amount of hedge ineffectiveness recognised in profit or loss		0
Hedged future cash flows no longer expected to occur		0
Due to hedged item affecting profit or loss		£ 17
Line item in profit or loss in which reclassification adjustment is included		Finance income or expense
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedged items [line items]
Hedging gains/(losses) recognised in reserves	(617)	£ 1,117
Amount of hedge ineffectiveness recognised in profit or loss	£ 0	£ 0
Line item in profit or loss in which hedge ineffectiveness is included	Finance income or expense	Finance income or expense
Hedged future cash flows no longer expected to occur	£ 0	£ 0
Due to hedged item affecting profit or loss	£ 194	£ (7)
Line item in profit or loss in which reclassification adjustment is included	Discontinued operations	Finance income or expense
Due to hedged item affecting balance sheet	£ 0	£ 0